Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Measurements
Fair Value Measurements

Note 2. Fair Value Measurements

As described in Note 1, the Partnership follows the provisions of FASB ASC 820, Fair Value Measurements and Disclosures. FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and sets out a fair value hierarchy. The Partnership utilizes valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities recorded at fair value are categorized within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Inputs are broadly defined as assumptions market participants would use in pricing an asset or liability. The three levels of the fair value hierarchy are described below:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2. Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3. Inputs that are unobservable for the asset or liability. The Partnership does not have any assets classified as Level 3.

The following section describes the valuation techniques used by the Partnership to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Fair value of exchange-traded futures contracts, options on futures contracts and exchange-traded funds are based upon exchange settlement prices as of the last business day of the reporting period. These financial instruments are classified in Level 1 of the fair value hierarchy.

The Partnership values forward contracts and options on forward contracts based on the average bid and ask price of quoted forward spot prices obtained as of the last business day of the reporting period, and forward contracts and options on forward contracts are classified in Level 2 of the fair value hierarchy.

The fair value of money market funds are based upon exchange settlement prices as of the last business day of the reporting period.  These financial instruments are classified in Level 1 of the fair value hierarchy.

Fair value of mutual funds is based upon quoted prices as of the last business day of the reporting period. These financial instruments are classified in Level 1 of the fair value hierarchy.

U.S. Government-sponsored enterprise securities and commercial paper are stated at cost plus accrued interest, which approximates fair value based on quoted market prices in an active market. The Partnership compares market prices quoted by dealers to the cost plus accrued interest to ensure a reasonable approximation of fair value. These securities are classified in Level 2 of the fair value hierarchy.

The Partnership values corporate bonds at cost plus accrued interest, which approximates fair value. Corporate bonds purchased are of a high credit quality and have observable market price quotations. The fair value of corporate bonds is evaluated considering market prices of the issuer quoted by dealers. Corporate bonds are classified in Level 2 of the fair value hierarchy.

The investment in total return swaps are reported at fair value based on daily price reporting from the swap counterparty, which uses exchange prices to value most futures positions and the remaining positions are valued using proprietary pricing models of the counterparty. The Partnership’s swap transactions are a two-party contract entered into primarily to exchange the returns earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or swapped between parties are calculated with respect to a notional amount. The total return swaps have inputs which are transparent and can generally be corroborated by market data and therefore are classified within Level 2 of the fair value hierarchy.

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of March 31, 2018:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers' trading accounts
U.S. and foreign futures contracts	$640,526	$—	$—	$640,526
Forward currency contracts	—	149,098	—	149,098
Swap contracts	—	1,474,132	—	1,474,132
Cash and cash equivalents
U.S. money market fund	157,846			157,846
U.S. commercial paper	—	3,939,741	—	3,939,741
Securities owned
U.S. Government-sponsored enterprises	—	59,672,553	—	59,672,553
U.S. mutual fund	6,731,761	—	—	6,731,761
U.S. Exchange-traded funds	3,209,500	—	—	3,209,500
Total	$10,739,633	$65,235,524	$—	$75,975,157

The gross presentation of the fair value of the Partnership’s derivatives by contract type is shown in Note 10. See the consolidated condensed schedule of investments for detail by sector.

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers' trading accounts
U.S. and foreign futures contracts	$2,644,659	$—	$—	$2,644,659
Forward currency contracts	—	25,627	—	25,627
Swap contracts	—	1,179,312	—	1,179,312
Cash and cash equivalents
U.S. money market fund	2,543,917			2,543,917
U.S. commercial paper	—	5,815,806		5,815,806
Securities owned
U.S. Government-sponsored enterprises	—	59,683,241	—	59,683,241
U.S. corporate bonds	—	4,066,723	—	4,066,723
U.S. mutual fund	7,683,587	—	—	7,683,587
U.S. Exchange-traded funds	3,209,400	—	—	3,209,400
Total	$16,081,563	$70,770,709	$—	$86,852,272

The gross presentation of the fair value of the Partnership’s derivatives by contract type is shown in Note 10. See the consolidated condensed schedule of investments for detail by sector.

The Partnership assesses the level of the investments at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Partnership’s accounting policy regarding the recognition of transfers between levels of the fair value hierarchy. There were no transfers among Levels 1, 2, and 3 during the three months ended March 31, 2018 and year ended December 31, 2017.

Note 2. Fair Value Measurements

As described in Note 1, the Partnership follows the provisions of FASB ASC 820, Fair Value Measurements and Disclosures. FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and sets out a fair value hierarchy. The Partnership utilizes valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities recorded at fair value are categorized within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Inputs are broadly defined as assumptions market participants would use in pricing an asset or liability. The three levels of the fair value hierarchy are described below:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2. Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3. Inputs that are unobservable for the asset or liability. The Partnership does not have any assets classified as Level 3.

The following section describes the valuation techniques used by the Partnership to measure different financial instruments at fair value and includes the level within the fair value hierarchy in which the financial instrument is categorized.

Fair value of exchange-traded futures contracts, options on futures contracts and exchange-traded funds are based upon exchange settlement prices as of the last business day of the reporting period. These financial instruments are classified in Level 1 of the fair value hierarchy.

The Partnership values forward contracts and options on forward contracts based on the average bid and ask price of quoted forward spot prices obtained as of the last business day of the reporting period, and forward contracts and options on forward contracts are classified in Level 2 of the fair value hierarchy.

The fair value of money market funds are based upon exchange settlement prices as of the last business day of the reporting period.  These financial instruments are classified in Level 1 of the fair value hierarchy.

Fair value of mutual funds is based upon quoted prices as of the last business day of the reporting period.  These financial instruments are classified in Level 1 of the fair value hierarchy.

U.S. Government-sponsored enterprise securities and commercial paper are stated at cost plus accrued interest, which approximates fair value based on quoted market prices in an active market. The Partnership compares market prices quoted by dealers to the cost plus accrued interest to ensure a reasonable approximation of fair value. These securities are classified in Level 2 of the fair value hierarchy.

The Partnership values corporate bonds at cost plus accrued interest, which approximates fair value. Corporate bonds purchased are of a high credit quality and have observable market price quotations. The fair value of corporate bonds is evaluated considering market prices of the issuer quoted by dealers. Corporate bonds are classified in Level 2 of the fair value hierarchy.

The investment in total return swaps are reported at fair value based on daily price reporting from the swap counterparty, which uses exchange prices to value most futures positions and the remaining positions are valued using proprietary pricing models of the counterparty. The Partnership’s swap transactions are a two-party contract entered into primarily to exchange the returns earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or swapped between parties are calculated with respect to a notional amount. The total return swaps have inputs which are transparent and can generally be corroborated by market data and therefore are classified within Level 2 of the fair value hierarchy.

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers' trading accounts
U.S. and foreign futures contracts	$2,644,659	$—	$—	$2,644,659
Forward currency contracts	—	25,627	—	25,627
Swap contracts	—	1,179,312	—	1,179,312
Cash and cash equivalents
U.S. money market fund	2,543,917			2,543,917
U.S. commercial paper		5,815,806		5,815,806
Securities owned
U.S. Government-sponsored enterprises	—	59,683,241	—	59,683,241
U.S. corporate bonds	—	4,066,723	—	4,066,723
U.S. mutual fund	7,683,587	—	—	7,683,587
U.S. Exchange-traded funds	3,209,400	—	—	3,209,400
Total	$16,081,563	$70,770,709	$—	$86,852,272

The gross presentation of the fair value of the Partnership’s derivatives by contract type is shown in Note 11. See the consolidated condensed schedule of investments for detail by sector.

The following table presents the Partnership’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

Assets	Level 1	Level 2	Level 3	Total
Equity in brokers' trading accounts
U.S. and foreign futures contracts	$2,279,924	$—	$—	$2,279,924
Forward currency contracts	—	705	—	705
Swap contracts	—	(734,698)	—	(734,698)
Cash and cash equivalents
U.S. money market fund	3,965,046		—	3,965,046
Foreign commercial paper	—	1,328,590	—	1,328,590
U.S. commercial paper	—	44,381,818	—	44,381,818
Securities owned
U.S. commercial paper	—	7,144,238	—	7,144,238
U.S. Government-sponsored enterprises	—	69,209,493	—	69,209,493
U.S. corporate bonds	—	11,158,232	—	11,158,232
Total	$6,244,970	$132,488,378	$—	$138,733,348

The gross presentation of the fair value of the Partnership’s derivatives by contract type is shown in Note 11. See the consolidated condensed schedule of investments for detail by sector.

The Partnership assesses the level of the investments at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Partnership’s accounting policy regarding the recognition of transfers between levels of the fair value hierarchy. There were no transfers among Levels 1, 2, and 3 during the years ended December 31, 2017 and 2016.